INCOME TAXES (Narrative) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES NARRATIVE DETAILS
Net operating loss carryforward, expiring in 2034	$ 117,500	$ 6,610
Valuation allowance for deferred tax assets	$ 41,125	$ 2,314